Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)		1 Months Ended		3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended
	Nov. 19, 2021	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value - beginning balance				$ 914,514	$ 162,181	$ 4,866,362	$ 7,428,979	$ 162,181	$ 7,428,979		$ 4,866,362	$ 7,428,979
Initial fair value at issuance of public and private placement warrants	$ 11,946,116
Change in valuation inputs or other assumptions		$ (4,517,137)	$ (4,517,137)	375,828	752,333	(893,682)	(2,562,617)	1,128,161	(3,456,299)	$ (4,517,137)	(4,704,181)	(7,266,798)
Fair value - ending balance		7,428,979	7,428,979	1,290,342	914,514		4,866,362	1,290,342		7,428,979	162,181	162,181
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value - beginning balance				431,968	71,875	2,365,406	3,608,125	71,875	3,608,125		2,365,406	3,608,125
Initial fair value at issuance of public and private placement warrants	5,751,494
Change in valuation inputs or other assumptions		(2,143,369)	(2,143,369)	178,970	360,093		(1,242,719)				(2,293,531)	(3,536,250)
Fair value - ending balance		3,608,125	3,608,125	610,938	431,968		2,365,406	610,938		3,608,125	71,875	71,875
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value - beginning balance				482,546	90,306	$ 2,500,956	3,820,854	90,306	$ 3,820,854		2,500,956	3,820,854
Initial fair value at issuance of public and private placement warrants	$ 6,194,622
Change in valuation inputs or other assumptions		(2,373,768)	(2,373,768)	196,858	392,240		(1,319,898)				(2,410,650)	(3,730,548)
Fair value - ending balance		$ 3,820,854	$ 3,820,854	$ 679,404	$ 482,546		$ 2,500,956	$ 679,404		$ 3,820,854	$ 90,306	$ 90,306